Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2018	Dec 31 2017
Liquidity:
Cash and cash equivalents	$256,077	$375,479
Undrawn credit facilities	300,000	300,000
Total liquidity	$556,077	$675,479
Capitalization:
Unsecured notes, including current portion	$1,189,976	$1,188,163
Egypt limited recourse debt facilities, including current portion	101,226	241,190
Other limited recourse debt facilities, including current portion	167,084	72,918
Total debt	1,458,286	1,502,271
Non-controlling interests	296,628	244,347
Shareholders’ equity	1,511,213	1,500,764
Total capitalization	$3,266,127	$3,247,382
Total debt to capitalization[1]	45%	46%
Net debt to capitalization[2]	40%	39%

[1]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.

[2]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.